LEASES (Narrative) (Details) - Lease agreement [Member] ₪ in Thousands	1 Months Ended
	Jul. 31, 2022 USD ($)	Aug. 31, 2020 USD ($)	May 31, 2018 USD ($)	May 31, 2018 ILS (₪)	Jul. 01, 2022
Lease expiration date			December 2027	December 2027
Bank guarantee			$ 266,000	₪ 966
Current monthly rent payment			$ 64,500
Vehicles [Member]
Term of contract			3 years	3 years
Warehouse [Member]
Lease expiration date			august 2027	august 2027
Current monthly rent payment			$ 7,000
Office Building [Member]
Current monthly rent payment	$ 17,000	$ 27,000
Term of contract		7 years 4 months			3 years